Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Movements by Class of Provision [text block table]
Movements by Class of Provisions
in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2020	119	544	543	684	384	2,276
Changes in the group of consolidated companies	0	0	(0)	(0)	(3)	(4)
New provisions	20	107	183	553	505	1,368
Amounts used	11	182	165	641	401	1,400
Unused amounts reversed	39	106	27	105	84	361
Effects from exchange rate fluctuations/Unwind of discount	0	(9)	(41)	4	(15)	(60)
Transfers	(0)	0	(1)	181	8	189
Balance as of December 31, 2020	89	355	492	676	396	2,007
Changes in the group of consolidated companies	0	0	0	0	2	2
New provisions	62	475	110	302	641	1,590
Amounts used	2	112	113	339	470	1,036
Unused amounts reversed	106	78	40	58	151	434
Effects from exchange rate fluctuations/Unwind of discount	0	6	26	1	7	40
Transfers	(0)	(1)	0	(0)	24	22
Balance as of December 31, 2021	42	644	475	582	448	2,192

[1] For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.